Financial results, net (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Finance Income (Cost)

	2025	2024	2023
Finance income:
- Interest income	26,980	16,048	7,134
- Foreign exchange gains, net	5,826	—	90,930
- Gain from interest rate/foreign exchange rate derivative financial instruments	1,788	—	3,501
- Other income	511	760	55,535
Finance income	35,105	16,808	157,100

Finance costs:
- Interest expense	(72,535)	(40,869)	(31,906)
- Finance cost related to lease liabilities	(38,550)	(32,938)	(40,203)
- Cash flow hedge – transfer from equity (Note 2)	—	(28,650)	(36,863)
- Foreign exchange losses, net	—	(37,569)	—
- Taxes	(6,059)	(7,572)	(5,473)
- Loss from interest rate/foreign exchange rate derivative financial instruments	—	(9,347)	—
- Other expenses	(9,990)	(9,496)	(7,642)
Finance costs	(127,134)	(166,441)	(122,087)
Other financial results - Net (loss) / gain of inflation effects on monetary items	(9,209)	2,421	28,816
Total financial results, net	(101,238)	(147,212)	63,829